Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	KNOREX LTD.
Entity Central Index Key	0001982960
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21 Merchant Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	058267
City Area Code	+65
Local Phone Number	6956-7483
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false